Income Tax - Schedule of Significant Components of the Company’s Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Components of the Company’s Deferred Tax Assets [Abstract]
Operating loss carry-forwards	$ 16,582	$ 8,394
Accrued directors’ compensation		147
Stock-based compensation	720	720
Income (loss) from change in fair value – derivative liabilities	8,394	39,694
Impairment of digital assets	1,221
Allowance for credit losses	12	11
Unrealized foreign currency exchange loss		1
Capitalized SPAC acquisition related professional fee	1,262	1,262
Operating lease liabilities	120
Other temporary differences	240
Total deferred tax assets	28,551	50,229
Composition of deferred tax liabilities:
Right-of-use asset	116
Intangible assets	647
Total deferred tax liabilities	763
Net deferred tax assets	27,788	50,229
Valuation allowance	(28,435)	(50,229)
Deferred tax assets, net of valuation allowance	$ (647)